Annual Total Returns[BarChart] - Direxion Daily MSCI Brazil Bull 2X Shares - Direxion Daily MSCI Brazil Bull 2X Shares	2014	2015	2016	2017	2018	2019	2020
Total	(56.43%)	(86.92%)	168.34%	31.20%	(37.21%)	56.82%	(91.34%)